Note 5 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Loans, gross	$ 3,221,738	$ 2,979,880	$ 2,208,457
Allowance for credit losses	(2,289)	(1,904)	(1,455)
Accrued interest	15,634	14,702	8,636
Total loans, net of allowance for credit losses	3,235,083	2,992,678	2,215,638
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Loans, gross	2,414,266	2,220,894	1,439,781
Allowance for credit losses	(57)	(54)	(36)	$ (45)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Loans, gross	752,138	710,369	722,829
Allowance for credit losses	(583)	(545)	(370)	(275)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Loans, gross	12,811	13,165	14,600
Allowance for credit losses	(1,591)	(1,287)	(1,045)	(1,114)
Public sector and other financing [member]
Statement Line Items [Line Items]
Loans, gross	42,523	35,452	31,247
Allowance for credit losses	$ (58)	$ (18)	$ (4)	$ (19)